Other current assets and other current liabilities (Tables)	9 Months Ended
Sep. 30, 2019
Other current assets and other current liabilities
Summary of other current assets

	As of	As of
	December 31,	September 30,
	2018	2019
Reserves at CBR*	684	626
Prepaid expenses	156	203
Other	89	111
Total other current assets	929	940

*Banks are currently required to post mandatory reserves with the CBR to be held in non-interest bearing accounts. Starting from July 1, 2019, such mandatory reserves established by the CBR constitute 4.75% for liabilities in RUR and 8% for liabilities in foreign currency. The amount is excluded from cash and cash equivalents for the purposes of cash flow statement and does not have a repayment date.

Summary of other current liabilities

	As of	As of
	December 31,	September 30,
	2018	2019
Loyalty program liability	473	568
Other	58	170
Total other current liabilities	531	738